SUPPLEMENT DATED OCTOBER 6, 2008
TO
PROSPECTUS DATED MAY 1, 2008
FOR

SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective October 6, 2008, MFS Research Portfolio changed its name to MFS Global Research Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.